Cost of sales (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Cost of Sales

	Year Ended December 31,
	2017	2016

Production and delivery	$468,372	$513,862
Depreciation and depletion	304,144	345,868
Provision (reversal) against carrying value of copper-gold concentrate (Note 9)	(8,718)	2,027
	$763,798	$861,757